INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2023
INTEREST AND OTHER FINANCE COSTS
INTEREST AND OTHER FINANCE COSTS

11.   INTEREST AND OTHER FINANCE COSTS

The following table presents GFL’s interest and other finance costs for the periods indicated:

	Year ended December 31,
	2023	2022
Interest	$532.7	$427.1
Termination of hedged arrangements	8.7	—
Amortization of deferred financing costs	18.6	13.8
Accretion of landfill closure and post-closure obligations	34.4	20.1
Other finance costs	32.8	28.3
Interest and other finance costs	$627.2	$489.3